UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -------------------------------------------

Form  13F  File  Number:
                         ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature, Place, and Date of Signing:

/s/ Jason Kaplan                     New York, NY                     10/31/2001
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           67
                                              -----------

Form  13F  Information  Table  Value  Total:  $   161,755
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
ABBOTT LABORATORIES            COM              002824100     1410   27200 SH       Sole                 0      0  27200
ALCOA INC                      COM              013817101      580   18700 SH       Sole              8000      0  10500
AMERICAN EXPRESS COMPANY       COM              025816109      605   20820 SH       Sole                 0      0  20820
AMERICAN HOME PRODUCTS CORP    COM              026609107     2097   36000 SH       Sole             10000      0  25800
AMERICAN INTERNATIONAL GROUP I COM              026874107     8720  111797 SH       Sole                 0   1548 109449
AOL TIME WARNER INC            COM              00184a105      233    7025 SH       Sole                 0      0   6575
APPLERA CORP COM APPLIED BIOSY COM              00846u9b9      356   14600 SH       Sole                 0      0  14600
APPLERA CORP COM CELERA GENOMI COM              038020202     3906  162055 SH       Sole             10000   1950 148705
ARMOR HOLDINGS INC             COM              042260109     4758  240300 SH       Sole                 0   2700 237000
AT&T CORP AT&T WIRELESS GROUP  COM              00209a106      126    8439 SH       Sole                 0      0   7616
BOEING CO                      COM              097023105      402   12000 SH       Sole                 0      0  11600
BRISTOL MYERS SQUIBB CO        COM              110122108     3621   65166 SH       Sole                 0      0  65166
CHEVRON CORP                   COM              166751107      525    6196 SH       Sole                 0      0   6196
CISCO SYSTEMS INC              COM              17275R102     2332  191486 SH       Sole                 0      0 190486
CITIGROUP INC                  COM              172967101     5761  142254 SH       Sole              8900      0 131854
CLOROX COMPANY                 COM              189054109      814   22000 SH       Sole                 0      0  22000
COMCAST CORP CL A SPECIAL      COM              200300200     6592  183775 SH       Sole                 0   3150 179025
CONSECO INC                    COM              208464107     2063  284100 SH       Sole                 0   5100 277600
DEERE & COMPANY                COM              244199105      418   11118 SH       Sole                 0      0  11118
DOW CHEMICAL CO                COM              260543103      290    8853 SH       Sole                 0      0   8853
E I DUPONT DE NEMOURS & CO     COM              263534109       90    2400 SH       Sole                 0      0   2400
ELI LILLY & CO                 COM              532457108      258    3200 SH       Sole                 0      0   3200
EMERSON ELECTRIC CO            COM              291011104      378    8026 SH       Sole                 0      0   8026
EXXON MOBIL CORP               COM              30231g102     6205  157488 SH       Sole                 0      0 156688
FORTUNE BRANDS INC             COM              349631101     1808   53984 SH       Sole                 0      0  53984
GENERAL ELECTRIC CO            COM              369604103    13426  360925 SH       Sole                 0   2400 357075
GENERAL MILLS INC              COM              370334104      437    9600 SH       Sole                 0      0   9600
GENERAL MOTORS CORPORATION     COM              370442105      630   14692 SH       Sole                 0      0  14092
GILLETTE COMPANY               COM              375766102      626   21000 SH       Sole                 0      0  21000
HEWLETT PACKARD CO             COM              428236103     1967  122190 SH       Sole                 0   2100 118790
HOME DEPOT INC                 COM              437076102     6352  165538 SH       Sole                 0   1550 162888
HONEYWELL INTL INC             COM              438516106     3206  121450 SH       Sole             13000   2600 104850
INTEL CORPORATION              COM              458140100     4865  238580 SH       Sole             11600   2420 222860
INTERNATIONAL BUSINESS MACHINE COM              459200101     1834   19874 SH       Sole                 0      0  19374
IONICS INC                     COM              462218108      221   10000 SH       Sole              5500      0   4500
J P MORGAN CHASE & CO          COM              46625h100     7485  219194 SH       Sole             10000   2850 204849
JOHNSON & JOHNSON INC          COM              478160104     2085   37644 SH       Sole                 0      0  36844
LUCENT TECHNOLOGIES            COM              549463107      264   46016 SH       Sole             13000      0  33016
MCDONALDS CORPORATION          COM              580135101      969   35700 SH       Sole                 0      0  35700
MERCK & COMPANY INC            COM              589331107    13759  206598 SH       Sole              8500   2000 194998
MESA AIR GROUP INC             COM              590479101       65   20000 SH       Sole                 0      0  20000
MICROSOFT CORPORATION          COM              594918104     3837   74990 SH       Sole                 0      0  74590
MINNESOTA MINING & MFG CO      COM              604059105     6592   66996 SH       Sole                 0   1200  65196
MOTOROLA INC                   COM              620076109      309   19833 SH       Sole                 0      0  19833
NEXTEL COMMUNICATIONS INC CL A COM              65332V103     2195  253440 SH       Sole                 0   3700 247690
PEPSICO INCORPORATED           COM              713448108      810   16700 SH       Sole                 0      0  16700
PFIZER INC                     COM              717081103     3707   92435 SH       Sole                 0      0  91635
PHARMACIA CORP                 COM              71713u102     1075   26500 SH       Sole              8900      0  17400
PHILIP MORRIS COMPANIES INC    COM              718154107     1690   35004 SH       Sole                 0      0  35004
PROCTER & GAMBLE COMPANY       COM              742718109      306    4200 SH       Sole                 0      0   4200
ROYAL DUTCH PETROLEUM CO NY RE COM              780257804      416    8272 SH       Sole                 0      0   8272
SBC COMMUNICATIONS INC         COM              78387g103      668   14181 SH       Sole                 0      0  14181
SCHERING PLOUGH CORP           COM              806605101      865   23328 SH       Sole                 0      0  23328
SCHWAB CHARLES CORP            COM              808513105     2101  182686 SH       Sole                 0   2175 179411
SEALED AIR CORP NEW            COM              81211k100      518   14200 SH       Sole                 0      0  14200
SYSCO CORP                     COM              871829107      278   10890 SH       Sole                 0      0  10890
TEXAS INSTRUMENTS INC          COM              882508104      744   29800 SH       Sole             13000      0  16700
THE COCA COLA COMPANY          COM              191216100     5216  111329 SH       Sole                 0   1550 108579
THE WALT DISNEY COMPANY        COM              254687106     5488  294758 SH       Sole                 0   3900 289758
UNITED TECHNOLOGIES CORP       COM              913017109     6115  131500 SH       Sole             10000   1700 118600
VALUE LINE INC                 COM              920437100     3648   95250 SH       Sole                 0   1200  93650
VERIZON COMMUNICATIONS         COM              92343v104      571   10550 SH       Sole                 0      0  10550
VIACOM INC-CL B                COM              925524308      306    8861 SH       Sole                 0      0   8861
WAL MART STORES INC            COM              931142103      554   11200 SH       Sole                 0      0  11200
BP P L C SPONSORED ADR {FRM AM                  055622104      650   13221 SH       Sole                 0      0  13221
GLAXO SMITHKLINE PLC SPONSORED                  37733w105      292    5200 SH       Sole                 0      0   5200
DIAMONDS TRUST-UNIT SERIES 1                    252787106      265    3000 SH       Sole                 0      0   3000